Leases - Right-of-Use Assets and Accumulated Depreciation (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	$ 6,720
Depreciation charge	(393)	$ (307)
Right-of-use asset, ending balance	11,224	6,726
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	9,445	9,139
Additions	4,818
Exchange difference	104	(145)
Right-of-use asset, ending balance	14,367	8,994
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	(2,725)	(1,975)
Exchange difference	(25)	14
Depreciation charge	(393)	(307)
Right-of-use asset, ending balance	(3,143)	(2,268)
Properties (Offices)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, ending balance	11,181	6,650
Properties (Offices) | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	9,311	9,005
Additions	4,818
Exchange difference	104	(145)
Right-of-use asset, ending balance	14,233	8,860
Properties (Offices) | Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	(2,642)	(1,925)
Exchange difference	(25)	14
Depreciation charge	(385)	(299)
Right-of-use asset, ending balance	(3,052)	(2,210)
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, ending balance	43	76
Vehicles | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	134	134
Additions	0
Exchange difference	0	0
Right-of-use asset, ending balance	134	134
Vehicles | Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	(83)	(50)
Exchange difference	0	0
Depreciation charge	(8)	(8)
Right-of-use asset, ending balance	$ (91)	$ (58)